Notes to Profit or Loss - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of personnel expense [abstract]
Wages and Salaries	€ 30,349	€ 28,196	€ 27,146
Social Security Contributions	4,341	4,542	4,570
Share-based Payment Expense	5,585	4,975	2,357
Temporary Staff (External)	1,241	881	1,061
Other	3,121	3,456	880
Total	€ 44,637	€ 42,050	€ 36,014